Equity (Details) (USD $)	0 Months Ended				1 Months Ended			12 Months Ended		0 Months Ended
	Sep. 22, 2014	Aug. 14, 2014	Aug. 15, 2014	Apr. 16, 2014	Nov. 30, 2013	Aug. 31, 2013	Apr. 30, 2013	Dec. 31, 2014 institutionalinvestors	Dec. 31, 2013	Jul. 31, 2013
Equity (Textual)
Issuance of shares	26,666,658				1,500,000	413,000	1,867,000
Sale of stock, per share	$ 0.15				$ 1.00	$ 0.75	$ 0.75			$ 0.75
Proceeds from issuance of common stock	$ 3,844,000				$ 1,375,000	$ 285,000	$ 728,000	$ 3,844,000	$ 5,466,000
Gross proceeds	4,000,000
Brokerage commissions						25,000
Debt conversion shares issued		13,555,000	13,555,000
Debt conversion, converted instrument, amount		2,711,000	2,711,000				671,000	(1,881,000)
Issuance of warrants to purchase of common stock	1,325,000
Warrants, Exercise price	$ 0.50
Net offering costs	156,000				125,000
Warrants expiration period	4 years			5 years
Placement agent fee	73,000
Legal expenses	32,000	17,000
Market price	$ 0.27
Risk-free interest rate	1.80%
Annual dividend yield	0.00%
Expected volatility	151.00%
Restricted stock value	150,000
Restricted stock shares	1,000,000
Issuance of warrants for placement fees	296,000							296,000
Payments for legal settlements								1,500,000
Total investment participation amount								5,000,000
Number of investors								2
Notes Payable [Member]
Equity (Textual)
Debt conversion shares issued										133,000
Debt conversion, converted instrument, amount										100,000
Private Placement [Member]
Equity (Textual)
Issuance of shares										4,614,000
Proceeds from issuance of common stock										3,077,000,000,000
Brokerage commissions										$ 383,000
Number of investors				5
Warrant [Member]
Equity (Textual)
Issuance of warrants to purchase of common stock					120,000	36,000				475,000
Warrants, Exercise price					$ 1.00	$ 0.75				$ 0.75
Warrants expiration period					5 years	5 years				5 years